Inventories	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Inventory Disclosure [Abstract]
Inventories
7.	INVENTORIES

Inventories consist of the following as of September 30, 2020 and March 31, 2020:

	September 30, 2020	March 31, 2020
Raw materials	$600,425	$230,742
Work in progress	6,140	62,150
Finished goods	28,336	54,639
Total inventories	$634,901	$347,531

There is no inventory write-off for the three and six months ended September 30, 2020 and 2019.

7.	INVENTORIES

Inventories consist of the following as of March 31, 2020 and 2019:

	2020	2019
Raw materials	$230,742	$157,382
Work in progress	62,150	160,665
Finished goods	54,639	-
Total inventories	$347,531	$318,047

There is no inventory write-downs for the years ended March 31, 2020 and 2019.